CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income | $	$ 369,000		$ 989,000		$ 769,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation of property, plant and equipment | $	33,000		38,000		49,000
(Loss) gain on disposal of property, plant and equipment | $	(7,000)		(10,000)		1,429,000
Stock-based compensation expense | $	45,000		55,000		54,000
Non-controlling interests in income (loss) of subsidiaries | $	(170,000)		(377,000)		367,000
Equity in profit of affiliates | $	(413,000)		(355,000)		(435,000)
Deferred tax expenses (credit) | $	(34,000)		145,000		(92,000)
Change in non-current assets and liabilities:
Long-term operating lease obligations | $	46,000		(53,000)		(122,000)
Operating lease right-of-use assets | $	(19,000)		5,000		(173,000)
Change in operating assets and liabilities:
Accounts receivable | $	(2,045,000)		432,000		(387,000)
Prepayments and other current assets | $	(86,000)		(942,000)		766,000
Contract assets | $	143,000		(128,000)		(239,000)
Inventories | $	56,000		205,000		(244,000)
Accounts payables | $	(872,000)		757,000		(1,520,000)
Contract liabilities | $	(451,000)		13,000		194,000
Other payables and accrued expenses | $	(354,000)		(8,000)		451,000
Income tax payable | $	(42,000)		38,000		(52,000)
Right-of-use assets and operating lease liabilities | $	62,000		57,000		4,000
Net cash provided by (used in) operating activities | $	461,000		2,201,000		(2,035,000)
Cash flows from investing activities:
Payment to acquire property, plant and equipment | $	(7,000)		(4,000)		(11,000)
Proceeds from the disposal of property, plant and equipment | $	0		0		1,835,000
Dividend received from affiliates | $	239,000		362,000		71,000
Proceeds from the sale of long-term investment | $	0		0		148,000
Net cash provided by investing activities | $	232,000		358,000		2,043,000
Cash flows from financing activities:
Dividend paid | $	(464,000)		(1,031,000)		(1,299,000)
Proceeds from bank borrowings | $	868,000		782,000		804,000
Repayment to bank borrowings | $	(1,022,000)		(767,000)		(1,008,000)
Net cash used in financing activities | $	(618,000)		(1,016,000)		(1,503,000)
Foreign currency translation adjustment | $	(112,000)		(54,000)		(34,000)
Net change in cash, cash equivalents and restricted cash | $	(37,000)		1,489,000		(1,529,000)
BEGINNING OF YEAR | $	6,680,000		5,191,000		6,720,000
END OF YEAR | $	6,643,000		6,680,000		5,191,000
Represented by:
Cash and cash equivalents | $	5,628,000		5,269,000		3,519,000
Restricted cash | $	1,015		1,411		1,672
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes | $	42,000		20,000		0
Cash paid for interest | $	7,000		3,000		12,000
Net income | $	539,000		1,366,000		402,000
Deferred tax assets | $	34,000		(145,000)		92,000
Accounts receivable, net | $	2,045,000		(432,000)		387,000
Prepayments and other current assets | $	86,000		942,000		(766,000)
Contract assets, net | $	(143,000)		128,000		239,000
Inventories | $	(56,000)		(205,000)		244,000
Net cash provided by operating activities | $	461,000		2,201,000		(2,035,000)
Net cash used in investing activities | $	232,000		358,000		2,043,000
Net cash used in financing activities | $	$ (618,000)		$ (1,016,000)		$ (1,503,000)
ZHEJIANG TIANLAN
Cash flows from operating activities:
Net income		¥ 14,308		¥ 11,285		¥ 15,532
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation of property, plant and equipment		6,580		6,466		6,359
Deferred tax expenses (credit)		361		666		(331)
Change in operating assets and liabilities:
Accounts receivable		28,768		(12,782)		(26,620)
Prepayments and other current assets		(12,347)		5,111		(24,472)
Contract assets		8,241		(20,946)		14,932
Inventories		1,014		997		(3,366)
Accounts payables		34,751		(3,833)		8,423
Contract liabilities		(2,978)		(9,654)		(8,763)
Other payables and accrued expenses		70,063		681		10,164
Net cash provided by (used in) operating activities		100,149		26,163		57,356
Cash flows from investing activities:
Proceeds from the disposal of property, plant and equipment		0		148		0
Net cash provided by investing activities		(16,343)		(2,433)		(6,595)
Cash flows from financing activities:
Proceeds from bank borrowings		6,000		13,500		30,000
Repayment to bank borrowings		(14,000)		(20,000)		(36,800)
Net cash used in financing activities		(17,400)		(19,723)		(11,406)
BEGINNING OF YEAR		54,976		50,969		11,614
END OF YEAR		121,382		54,976		50,969
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest		626		680		1,716
Net income		15,766		13,578		13,500
Amortization of intangible assets		257		255		142
Amortization of land use right		150		150		159
Gain on disposal of property, plant and equipment		0		(39)		0
Impairment loss on contract assets		3,560		1,238		1,399
Impairment loss on short-term investments		195		0		1,340
Impairment loss on property, plant and equipment		0		0		2,742
Proceeds from deferred government grant		700		0		0
Property, plant and equipment written off		218		0		0
Reversal of allowance for doubtful accounts		(983)		(183)		(6,463)
Deferred government grant		(3,562)		(1,005)		2,545
Deferred tax assets		(361)		(666)		331
Accounts receivable, net		(28,768)		12,782		26,620
Prepayments and other current assets		12,347		(5,111)		24,472
Contract assets, net		(8,241)		20,946		(14,932)
Inventories		(1,014)		(997)		3,366
Short-term investments		0		0		800
Other taxes payable		1,469		(8,596)		5,638
Current portion of long-term finance lease obligations		0		0		(11,263)
Tax paid		0		151		(9,223)
Net cash provided by operating activities		100,149		26,163		57,356
Proceeds from investment		0		0		295
Proceeds from sale of partial shareholding in a subsidiary		0		0		137
Purchase of intangible assets		(200)		0		(1,350)
Purchase of long-term investments		0		(1,200)		0
Purchase of property, plant and equipment		(1,143)		(1,381)		(577)
Purchase of short-term investments		(15,000)		0		0
Purchase of subsidiary		0		0		(5,100)
Net cash used in investing activities		(16,343)		(2,433)		(6,595)
Dividend paid to shareholders and interest paid		(9,400)		(13,223)		(4,606)
Net cash used in financing activities		(17,400)		(19,723)		(11,406)
Net increase in cash and cash equivalents		66,406		4,007		39,355
Finance leases (disclosed in accompanying Note 3)		0		0		0
Cash paid during the year for income tax		¥ 0		¥ 0		¥ 0